SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17-SUBSEQUENT EVENTS

Non-binding proposal letter

The board of directors (the “Board”) has received a preliminary non-binding proposal letter, dated March 31, 2017, from Shah Capital Opportunity Fund LP, Himanshu H. Shah, the Chairman of the Board, (together with Shah Capital Opportunity Fund LP, the “Shah Parties”),  Hong Liang Lu, the member of the Board, and his affiliates (the “Lu Parties”) and Tenling Ti, the Chief Executive Officer of the Company,(“Mr. Ti”, collectively with the Shah Parties and the Lu Parties, the “Consortium Members”), to acquire all of the outstanding ordinary shares of the Company not owned by the Consortium Members, for US$2.15 in cash per ordinary share. The Board has formed a special committee consisting of two independent and disinterested directors, Sean Shao and Xiaoping Li (the “Special Committee”), to consider the proposal.

AioTV

On May 30, 2017, the Company converted all the existing 25,527,008 Series B Preferred Shares of AioTV into 25,527,008 common shares of AioTV at a conversion price of $0.320937 per share, and converted $576,068 of the principal amount and the accrued and unpaid interests of the $0.5 million convertible debenture issued on December 7, 2015 into 2,269,856 common shares of AioTV at a conversion price of $0.253790596 per share.

On May 30, 2017, the Company signed a “Note Purchase Agreement” with AioTV. Pursuant to the “Note Purchase Agreement”, total commitment amount was $0.8 million, including $319,315 existing convertible bond issued on October 6, 2016 together with the accrued and unpaid interest into convertible promissory note, and promised to purchase one or more convertible promissory notes from time to time, in an aggregate principle amount equal to $480,685. In the second quarter and third quarter of 2017, the Company paid $0.1 million and $0.38 million to purchase the convertible promissory note, respectively.

Withdrawal of Preliminary Non-Binding Proposal

On October 24, 2017, the special committee of the Company’s board of directors (the “Board”) has received a notice from Shah Capital Opportunity Fund LP, Himanshu H. Shah, Hong Liang Lu and certain of his affiliates and Tenling Ti (collectively, e “Consortium”) to withdraw the preliminary non-binding take-private proposal letter dated March 31, 2017 the Consortium to the Board.